Profit Before Income Tax (Details) - Schedule of Financial Statements, Profit Before Income Tax	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Financial Statements, Profit Before Income Tax [Abstract]
Legal and professional fees	RM 3,531,157	$ 748,571	RM 1,473,823	$ 315,736
Director’s fees	RM 10,672,584	$ 2,262,483	RM 5,435,664	$ 1,164,477